Average Annual Total Returns - Delaware Tax-Free Minnesota Intermediate Fund	Bloomberg 3-15 Year Blend Municipal Bond Index 1 year	Bloomberg 3-15 Year Blend Municipal Bond Index 5 years	Bloomberg 3-15 Year Blend Municipal Bond Index 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	5.04%	3.60%	4.12%	0.28%	2.14%	3.15%	0.28%	2.11%	3.14%	1.05%	2.25%	3.10%	1.11%	1.84%	2.55%	3.14%	2.86%	3.42%	Dec. 31, 2013